Troubled Debt Restructures - Schedule of Status of Types of Debt Restructuring (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) Contract	Dec. 31, 2019 USD ($) Contract	Dec. 31, 2018 USD ($) Contract
Financing Receivable, Modifications [Line Items]
Number of Loans | Contract	6	5	6
Recorded Investments | $	$ 4,400	$ 3,900
Paid In Full [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | Contract	5	1	8
Recorded Investments | $	$ 374	$ 37	$ 1,056
Paying as Restructured [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | Contract	6	5	6
Recorded Investments | $	$ 1,964	$ 1,940	$ 434
Foreclosure/ Default [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | Contract	1		1
Recorded Investments | $	$ 41		$ 242
Below Market Interest Rate [Member] | Paying as Restructured [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | Contract	1
Recorded Investments | $	$ 219
Other Loans [Member] | Paid In Full [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | Contract	5	1	8
Recorded Investments | $	$ 374	$ 37	$ 1,056
Other Loans [Member] | Paying as Restructured [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | Contract	5	5	6
Recorded Investments | $	$ 1,745	$ 1,940	$ 434
Other Loans [Member] | Foreclosure/ Default [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | Contract	1		1
Recorded Investments | $	$ 41		$ 242
Interest [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | Contract	1
Recorded Investments | $	$ 4,224
Interest [Member] | Real Estate - Commercial [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | Contract	1
Recorded Investments | $	$ 4,224
Payment Deferral [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | Contract	2
Recorded Investments | $	$ 138
Payment Deferral [Member] | Real Estate - Commercial [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | Contract	1
Recorded Investments | $	$ 126
Payment Deferral [Member] | Consumer Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | Contract	1
Recorded Investments | $	$ 12
Total COVID-19 modifications [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | Contract	3
Recorded Investments | $	$ 4,362
Total COVID-19 modifications [Member] | Real Estate - Commercial [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | Contract	2
Recorded Investments | $	$ 4,350
Total COVID-19 modifications [Member] | Consumer Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | Contract	1
Recorded Investments | $	$ 12